Investment Strategy	Oct. 31, 2024
BBH Select Series - Large Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Each Acquiring Fund has substantially the same principal investment strategies as its corresponding Target Fund as set forth below.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities, consisting primarily of common stock. Commonly referred to as large cap stocks, such securities will be issued by domestic and non-U.S. issuers both directly and in the form of certificates issued by U.S. bank that represent shares of non-U.S. stock, called depositary receipts. The Fund may invest in sponsored and unsponsored depositary receipts, consisting of American Depositary Receipts (“ADRs”). The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Investment Adviser considers large cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index.

The Fund’s strategy is based on fundamental business analysis and a long-term orientation. The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than would a diversified fund. The Fund seeks to invest in approximately 25-50 different companies that meet the Investment Adviser’s prescriptive fundamental criteria.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities, consisting primarily of common stock.
BBH Select Series - Mid Cap Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in publicly traded mid capitalization (mid cap) equity securities. Domestic securities include companies that are incorporated or headquartered in the U.S. Such securities may be issued by domestic or foreign issuers. The Fund may invest in the securities of foreign issuers both directly and in the form of depository receipts, including both sponsored and unsponsored American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), each of which represent an interest in foreign securities. Securities of foreign issuers, or foreign securities, include companies that are neither incorporated nor headquartered in the U.S. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Fund may also invest in large cap and small cap publicly traded equity securities. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). Subject to applicable statutory and regulatory limitations, the Fund may invest in shares of other investment companies, consisting of mutual funds and exchange-traded funds (“ETFs”). The Fund may also purchase other securities with equity characteristics, including securities convertible into common stock. Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), considers mid cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the Russell Midcap Index.

The Fund’s strategy is based on fundamental business analysis and a long-term orientation. The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. The Fund follows a “buy and own” approach that does not make use of short-term trades in pursuit of small gains. The Investment Adviser believes that its long-term orientation can benefit the Fund’s net performance results. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than would a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in publicly traded mid capitalization (mid cap) equity securities.